Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income attributable to Taro	$ 540,932	$ 484,257	$ 360,387
Other comprehensive loss
Foreign currency translation adjustments	(12,071)	(88,153)	(39,590)
Unrealized gain (loss) from marketable securities	11	83	(49)
Total other comprehensive loss attributable to Taro	(12,060)	(88,070)	(39,639)
Total comprehensive income attributable to Taro	$ 528,872	$ 396,187	$ 320,748